Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2018
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Assets and Liabilities Held for Sale

22. ASSETS AND LIABILITIES HELD FOR SALE

Non-current assets and groups of assets and liabilities which comprise disposal groups are classified as ‘held for sale’ when all of the following criteria are met: a decision has been made to sell; the assets are available for sale immediately; the assets are being actively marketed; and a sale has been agreed or is expected to be concluded within 12 months of the balance sheet date.

Immediately prior to classification as held for sale, the assets or groups of assets are remeasured in accordance with the Group’s accounting policies. Subsequently, assets and disposal groups classified as held for sale are valued at the lower of book value or fair value less disposal costs. Assets held for sale are neither depreciated nor amortised.

	€ million	€ million
	2018	2017
	Total	Total
Property, plant and equipment held for sale	4	30

Disposal groups held for sale(a)(b)
Non-current assets
Goodwill and intangibles	82	2,311
Property, plant and equipment	19	552
Deferred tax assets	—	145
Other non-current assets	—	1

	101	3,009

Current assets
Inventories	8	130
Trade and other receivables	2	18
Current tax assets	—	13
Cash and cash equivalents	—	19
Other	4	5

	14	185

Assets held for sale	119	3,224

Current liabilities
Trade payables and other current liabilities	5	106
Current tax liabilities	—	11
Provisions	—	1

	5	118

Non-current liabilities
Pensions and post-retirement healthcare liabilities	2	9
Provisions	—	1
Financial liabilities	1	—
Deferred tax liabilities	3	42

	6	52

Liabilities held for sale	11	170

(a)	In 2018, disposal groups held for sale consists of assets mainly relating to Alsa baking and dessert business.
(b)	In 2017, disposal groups held for sale were primarily related to the Spreads business which was disposed during the year.